Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2019
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2018	12/31/2019

Computable capital:	121,454	125,083
Core capital	125,621	138,371
Supplementary capital	27,419	24,847
Deductible items	(41,395)	(47,555)
Subordinated Additional Tier I Capital Notes (see Note 21.c)	9,809	9,420

Capital requirements:	61,054	61,127
Market risk	14,280	13,988
Credit risk	42,732	42,922
Operational risk	4,042	4,217

Excess of capital requirements	60,400	63,956
Risk-weighted assets	763,170	764,093

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2018	12/31/2019

Net Capital / Required Capital	1.99	2.05
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	11.04%	11.89%
Minimum capital requirements	7.90%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	12.32%	13.12%
Minimum capital requirements	9.40%	9.70%

Net Capital / Assets subject to Credit Risk	22.74%	23.31%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	15.91%	16.37%

Minimum capital requirements	11.40%	11.70%